Stockholders' equity	12 Months Ended
Dec. 31, 2023
Stockholders' equity
Stockholders' equity
—
Note 19
Stockholders' equity
Capital
ABB Ltd is a corporation organized

under the laws of Switzerland

and the rights of its shareholders are
governed by Swiss law and its

Articles of Incorporation.
At December 31, 2023 and 2022,

the Company had
1,882

million shares and
1,965

million shares,
respectively, that were registered and issued.
In line with the revised provisions of

Swiss corporate law effective January 1,

2023, shareholders approved,
at ABB’s Annual General Meeting of Shareholders

(AGM) in March 2023, the introduction

of a capital band
ranging from 90

percent to
110

percent of the issued share

capital entered in the commercial register

at that
time. The capital band replaced 200

million shares of authorized capital,

which expired in March 2023 and

no
longer exist under the revised law. Within this capital

band, the Board of Directors is authorized

to increase or
reduce the share capital once or several

times until March 23, 2028, or until

an earlier expiry of the capital
band. The contingent share capital of

the Company,

which forms a component

of the total authorized shares,
as specified in the ABB Ltd Articles of

Incorporation, remains

unchanged. At December 31, 2023

and 2022,
the Company had a total of 2,383

million and
2,469

million authorized shares, respectively.
Dividends
At the AGM in March 2023, the shareholders

approved the proposal of the

Board of Directors to distribute a
total of 0.84

Swiss francs per share. The

approved dividend distribution

amounted to $
1,706

million, with the
Company disbursing a portion

in March 2023

and the remaining amounts

in April 2023. At the AGM in March
2022, the shareholders approved

the proposal of the Board

of Directors to distribute a total of
0.82

Swiss
francs per share. The approved dividend

distribution amounted to $
1,700

million, with the Company
disbursing a portion in March 2022

and the remaining amounts in April

2022. At the AGM in March 2021,

the
shareholders approved

the proposal of the Board of Directors to

distribute a total of
0.80

Swiss francs per
share. The approved dividend

distribution amounted to $
1,730

million, with the Company disbursing

a portion
in March 2021 and the remaining

amounts in April 2021.
Amounts available to be distributed

as dividends to the stockholders

of ABB Ltd are based on the
requirements of Swiss law and

ABB Ltd’s Articles of Incorporation,

and are determined based on

amounts
presented in the unconsolidated

financial statements of ABB Ltd, prepared

in accordance with Swiss law. At
December 31, 2023, the total unconsolidated

stockholders’ equity of ABB Ltd was
3,917

million Swiss francs
($ 4,684

million), including
226

million Swiss francs ($
270

million) representing share

capital,
4,982

million
Swiss francs ($ 5,957

million) representing reserves

and
1,291

million Swiss francs ($
1,544

million)
representing a reduction of equity for

treasury shares. Of the reserves,
1,291

million Swiss francs
($ 1,544

million) relating to treasury shares and
45

million Swiss francs ($
54

million) representing
20

percent
of share capital, at December 31, 2023,

are restricted by law and not

available for distribution.
Treasury stock transactions
In July 2020, the Company announced

it intended to initially buy
10

percent of its share capital (which

at the
time represented a maximum of 180

million shares, in addition

to those already held in treasury)

through the
share buyback program that started

in July 2020. The initial

share buyback program was executed

on a
second trading line on the SIX Swiss

Exchange and was completed

in March 2021. Through this

buyback
program, the Company purchased a

total of
129

million shares for approximately

$
3.5

billion. At the March
2021 AGM, shareholders approved

the cancellation of
115

million of the shares purchased under

this
buyback program and the cancellation

was completed in the second

quarter of 2021, resulting in a decrease
in Treasury stock of $ 3,157

million and a corresponding

total decrease in Capital stock,

Additional paid-in
capital and Retained earnings.
In March 2021, the Company announced

a follow-up share buyback

program of up to $
4.3

billion. This
buyback program, which was launched

in April 2021, was executed on

a second trading line

on the SIX
Swiss Exchange and was completed in

March 2022. Through

this follow-up buyback program, the Company
purchased a total of 90

million shares for approximately

$
3.1

billion. At the March 2022 AGM,

shareholders
approved the cancellation of 88

million shares which had been

purchased under the share buyback
programs. The cancellation

was completed in the second

quarter of 2022, resulting in a decrease

in Treasury
stock of $ 2,876

million and a corresponding

total decrease in Capital stock, Additional

paid-in capital and
Retained earnings.
In March 2022, the Company announced

a share buyback program of

up to $
3

billion. This program, which
was launched in April 2022,

was executed on a second trading

line on the SIX Swiss Exchange

and was
completed in March 2023. Through

this buyback program, the Company

purchased a total of
67

million
shares for approximately $ 2.0

billion. In the second quarter

of 2023 the Company cancelled
83

million shares
which had been purchased

under its share buyback programs.

This resulted in a decrease in

Treasury stock
of $ 2,567

million and a corresponding

total decrease in Capital stock, Additional

paid-in capital and Retained
earnings.
In March 2023, the Company announced

a share buyback program of

up to $
1

billion. This program, which
was launched in April 2023,

is being executed on a second

trading line on the SIX Swiss Exchange

and is
planned to run until the Company’s 2024

AGM.
Under these buyback programs,

in 2023, 2022 and 2021, the Company

purchased
25

million,
91

million and
78

million, respectively, of its own shares, resulting in an

increase in Treasury stock of $
893

million,
$ 2,842

million and $
2,651

million, respectively.
In addition to the share buyback programs,

in 2023,

2022 and 2021,

the Company purchased a combined
total of 9

million,
20

million and
33

million, respectively, of its own shares on the open market,

mainly for use
in connection with its employee share

plans, resulting in an increase

in Treasury stock of $
354

million,
$ 660

million and $
1,032

million, respectively.
Obligations to issue shares relating

to employee incentive

programs
At December 31, 2023,

the Company had outstanding

obligations to deliver:
•

up to
12

million shares relating to the

options granted under

the 2018 launch of the MIP, with a
strike price of 22.05

Swiss francs, vested in August 2021

and expiring in August 2024,
•

up to
3

million shares relating to

the options granted under

the 2019 launch of the MIP, with a
strike price of 17.63

Swiss francs, vested in August

2022 and expiring

in August 2025,
•

up to
2

million shares relating to

the ESAP, vesting and expiring in October 2024,
•

up to
7

million shares to Eligible

Participants under the 2023, 2022

and 2021 launches of the
LTIP,

vesting and expiring in April 2026,

April 2025

and April 2024, respectively, and
•

less than
1

million shares in connection

with certain other share-based

payment arrangements
with employees.
In addition to the above obligations,

the Company had

sold,

upon and in connection with

each launch of the
MIP,

call options to a bank at fair value,

giving the bank the right

to acquire shares equivalent to

the number
of shares represented by the MIP

WAR awards to participants. Under the terms

of the agreement with the
bank, the call options can only be exercised

by the bank to the extent that

MIP participants have exercised
their WARs. At December 31, 2023, such call

options representing
2.7

million shares and with strike prices
ranging from 17.63

to
22.05

Swiss francs (weighted-average

strike price of
21.11

Swiss francs) were held by
the bank. The call options expire

in periods ranging from August 2024

to August 2025.
See Note 18 for a description of

the above share
‑
based payment arrangements.
In 2023, 2022 and 2021, the Company

delivered
6

million,
16

million and
36

million shares, respectively, out
of treasury stock, for options exercised

in relation to the MIP. In addition, in 2023 and 2021, the Company delivered 1.3

million and
1.7

million shares, respectively, out of treasury stock for options exercised in relation
to the ESAP.

The number of shares delivered

in 2022 under the ESAP was not

significant.
Issuance of subsidiary shares
In November 2022, the Company received

gross proceeds of
203

million Swiss francs ($
216

million) through
a private placement of shares in its

ABB E-Mobility subsidiary, ABB E-mobility Holding

Ltd (ABB E-Mobility),
reducing the Company's beneficial

ownership in the subsidiary

from
100

percent to
92

percent. This resulted
in an increase in Additional

paid-in capital of $
120

million. In February 2023,

the Company obtained an
additional amount of funding

raised through the private placement

of new shares of ABB E-Mobility,
increasing the total gross proceeds by

an additional
325

million Swiss francs (approximately

$
351

million)
and further reducing the Company’s ownership

in ABB E-Mobility to
81

percent.